Fair Value of Financial Instruments - Level 3 Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 3 Investments
Balance at beginning of year	$ 1,838,000	$ 0
Transfers in - FOXO Technologies, Inc. convertible note	6,050,000
Transfers in - FOXO Technologies, Inc. original issue discount on convertible note	(550,000)
Amortization of original issue discount on convertible note	206,000
Change in fair value on debt securities	791,000
Transfers out - FOXO Technologies, Inc. conversion of note to marketable equity securities	(6,497,000)
Unrealized loss on equity securities	(1,827,000)	(57,067,000)
Benefit (provision) for valuation allowance on related party loan - held for sale		7,461,000
Interest income (expense), net		1,627,000
Gain on related party loan held for sale		49,817,000
Balance at end of year	$ 11,000	$ 1,838,000
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Unrealized loss on equity securities	Unrealized loss on equity securities